Goodwill and Other Intangible Assets, Net - Allocation of Goodwill to Individually Operating Entities Which are Determined to be CGUs (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩) Cash_Generating_Units	Dec. 31, 2022 KRW (₩) Cash_Generating_Units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	20	20
Goodwill	₩ 403,172	₩ 442,487
Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	10	10
Green Infrastructure Tranding [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	4	4
Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	2	2
Logistics [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	1	1
Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	3	3
POSCO VST Co., Ltd. [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO VST CO., LTD.
Goodwill	₩ 36,955	₩ 36,955
POSCO Center Beijing [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO Center Beijing
Goodwill	₩ 173	173
Others [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 13,806	13,741
Others [member] | Green Infrastructure Tranding [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 7,513	₩ 7,270
POSCO INTERNATIONAL Corporation—Global Business Division [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	7.73%	8.97%
Terminal growth rate	1.00%	1.70%
Discount rate increase	0.50%
Terminal growth rate decrease	0.50%
Value in use decrease due to decrease in terminal growth rate	2.78%
Value in use decrease due to increase in discount rate, amount	₩ 304,741
Value in use decrease due to decrease in terminal growth rate, amount	₩ 106,403
Pre tax discount rate	10.38%	11.54%
POSCO INTERNATIONAL Corporation—Global Business Division [member] | Green Infrastructure Tranding [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO INTERNATIONAL Corporation — Global Business Division
Goodwill	₩ 240,092	₩ 240,092
POSCO INTERNATIONAL Corporation — Energy Division [member] | Green Infrastructure Tranding [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO INTERNATIONAL Corporation — Energy Division
Goodwill	₩ 26,471	26,471
POSCO Eco & Challenge Co., Ltd. [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO Eco & Challenge Co., Ltd.
Goodwill	₩ 0	24,868
POSCO WIDE Co., Ltd. [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO WIDE Co., Ltd
Goodwill	₩ 32,585	35,728
Shinan Green Energy Co., Ltd. [Member] | Logistics [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Shinan Green Energy Co., Ltd.
Goodwill	₩ 9,722	17,804
POSCO FUTURE M CO., LTD [member] | Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO FUTURE M CO., LTD
Goodwill	₩ 8,800	8,800
Posco Silicon Solution Co., Ltd [Member] | Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Posco Silicon Solution Co., Ltd
Goodwill	₩ 26,947	30,477
Zhangjiagang Pohang Refractions Co., Ltd. [Member] | Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Zhangjiagang Pohang Refractions Co., Ltd.
Goodwill	₩ 108	₩ 108
GRAIN TERMINAL HOLDING PTE. LTD [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Value in use decrease due to increase in discount rate	7.96%